EARNINGS PER SHARE AND DIVIDEND PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
EARNINGS PER SHARE AND DIVIDEND PER SHARE
Schedule of earnings per share

	Q2 2024	Q2 2023	Q1-Q2 2024	Q1-Q2 2023	FY 2023
EARNINGS PER SHARE

Net profit for the year attributable to TORM plc shareholders (USDm)	194.5	185.8	404.3	339.4	648.3

Million shares
Weighted average number of shares	94.2	84.0	92.3	83.2	84.1
Weighted average number of treasury shares	-0.5	-0.5	-0.5	-0.5	-0.5
Average number of shares outstanding	93.7	83.5	91.8	82.7	83.6
Dilutive effect of outstanding share options	2.7	3.2	2.7	3.2	3.1
Weighted average number of shares outstanding incl. dilutive effect of share options	96.4	86.7	94.5	85.9	86.7

Basic earnings per share (USD)	2.08	2.23	4.40	4.10	7.75

Diluted earnings per share (USD)	2.02	2.14	4.28	3.95	7.48

Schedule of dividend per share

	Q2 2024	Q2 2023	Q1-Q2 2024	Q1-Q2 2023	FY 2023
DIVIDEND PER SHARE

Declared dividend per share (USD)	1.80	1.50	3.30	2.96	4.42
Declared dividend during the period (USDm)	169.8	126.6	310.7	247.7	370.9

Proposed dividend per share for approval at Annual General Meeting (USD)	—	—	—	—	1.36
Proposed dividend for approval at Annual General Meeting (USDm)	—	—	—	—	126.3

Dividend paid per share (USD)	2.86	4.05	2.86	4.05	7.01
Dividend paid during the period (USDm)	267.7	336.6	267.7	336.6	586.4

Number of shares, end of period (million)	94.5	84.9	94.5	84.9	86.2
Number of treasury shares, end of period (million)	-0.5	-0.5	-0.5	-0.5	-0.5
Number of shares outstanding, end of period (million)	94.0	84.4	94.0	84.4	85.7